Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2011
Hodges Fund (Prospectus Summary) | Hodges Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDPMX
Hodges Fund (Prospectus Summary) | Hodges Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDPIX
Hodges Small Cap Fund (Prospectus Summary) | Hodges Small Cap Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDPSX
Hodges Small Cap Fund (Prospectus Summary) | Hodges Small Cap Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDSIX
Hodges Blue Chip 25 Fund (Prospectus Summary) | Hodges Blue Chip 25 Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDPBX
Hodges Equity Income Fund (Prospectus Summary) | Hodges Equity Income Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDPEX
Hodges Pure Contrarian Fund (Prospectus Summary) | Hodges Pure Contrarian Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDPCX